Bernard Brick
Vice President & Counsel
State Street Bank & Trust Company
100 Summer Street SUM0703
Boston, MA 02110
617-662-1741
bjbrick@statestreet.com

April 25, 2019

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Glenmede Fund, Inc. (the “Registrant”)

Registration Nos. 33-22884/811-05577

Dear Sir/Madam:

On behalf of the Registrant, pursuant to Rule 497(e) under the Securities Act of 1933, as amended, please find for filing exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the “Fees and Expenses” table and the “Example” in the Prospectus Supplement, dated April 18, 2019, for the Alternative Risk Premia Portfolio filed under Rule 497(e).

If there are any questions concerning this filing, please call me directly at (617) 662-1741.

Sincerely,

/s/ Bernard Brick
Bernard Brick
Vice President & Counsel